Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings/(loss) per share
Schedule of income and share data used in basic and diluted earnings/(loss) per share computations

The following reflects the income and share data used in basic and diluted earnings/(loss) per share computations for the years ended December 31, 2020 and 2019:

	2020	2019
Income/(loss) for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	668	(33,706)
Weighted average number of ordinary shares for basic and diluted earnings per share	20,000	20,000
Earnings/(loss) per share:
Earnings/(loss) attributable to ordinary equity holders of the parent, US$	33	(1,685)